ProSharesTM

ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

June 25, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the prospectuses and statements of additional information for the ProShares UltraPro S&P 500 and ProShares UltraPro Short S&P 500 do not differ from those contained in Post-Effective Amendment No. 14 under the Securities Act and Amendment No. 21 under the Investment Company Act of 1940 to the Trust’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on June 22, 2009 via EDGAR.

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6495.

Sincerely

/s/ Barry Pershkow

Barry Pershkow

Vice President and Counsel